Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015 segment	Mar. 30, 2014
Segment Reporting Information [Line Items]
Number of reportable segments	5
Reconciliation from Segment Totals to Consolidated
Sales	$ 2,478	$ 2,800
Operating income	509	433
Adjusted EBITDA	651	689
Severance related costs	5	54
Other restructuring costs	10	14
Asset write-offs	2	7
Other special items	25	9
Merger related costs	7	0
Depreciation, including accelerated depreciation for restructuring	65	147
Amortization	25	24
Stock based compensation	3	1
Interest expense, net	191	163
Other (income)/expense, net	(29)	21
(Loss)/income before income taxes	347	249
Ketchup and Sauces
Reconciliation from Segment Totals to Consolidated
Sales	1,230	1,355
Meals and Snacks
Reconciliation from Segment Totals to Consolidated
Sales	849	1,014
Infant/Nutrition
Reconciliation from Segment Totals to Consolidated
Sales	253	276
Other
Reconciliation from Segment Totals to Consolidated
Sales	146	155
North America
Reconciliation from Segment Totals to Consolidated
Sales	990	1,169
Operating income	287	362
Europe
Reconciliation from Segment Totals to Consolidated
Sales	626	763
Operating income	214	216
Asia/Pacific
Reconciliation from Segment Totals to Consolidated
Sales	445	493
Operating income	84	72
Latin America
Reconciliation from Segment Totals to Consolidated
Sales	264	198
Operating income	53	32
RIMEA
Reconciliation from Segment Totals to Consolidated
Sales	153	177
Operating income	32	29
Non-Operating
Reconciliation from Segment Totals to Consolidated
Operating income	$ (19)	$ (22)